      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 22, 1997

                                                               FILE NO. 33-42484
                                                             FILE NO. 811-6400
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE

                             SECURITIES ACT OF 1933          / /

                        POST-EFFECTIVE AMENDMENT NO. 29      /X/

                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940      / /

                                AMENDMENT NO. 30             /X/

                            ------------------------

                        THE ADVISORS' INNER CIRCLE FUND

               (Exact Name of Registrant as Specified in Charter)

                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, Including Area Code (800) 932-7781

                                  DAVID G. LEE
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

          Richard W. Grant, Esquire                     John H. Grady, Jr., Esquire
         Morgan, Lewis & Bockius LLP                    Morgan, Lewis & Bockius LLP
            2000 One Logan Square                           1800 M Street, N.W.
      Philadelphia, Pennsylvania 19103                    Washington, D.C. 20036

                            ------------------------

    It is proposed that this filing become effective (check appropriate box)

   / /     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   /X/     75 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a) of Rule 485.

    Registrant has elected to maintain registration of an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its 24f-2 Notice for the fiscal year ended October 31, 1996 on December 30, 1996.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        THE ADVISORS' INNER CIRCLE FUND
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------

PART A--CLOVER CAPITAL EQUITY VALUE FUND, CLOVER CAPITAL FIXED INCOME FUND AND CLOVER CAPITAL SMALL CAP VALUE
FUND

Item 1.      Cover Page.......................................  Cover Page
Item 2.      Synopsis.........................................  Summary; Expense Summary
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Fund and the Portfolios; Investment
                                                                  Objectives; Investment Policies; Risk Factors;
                                                                  Investment Limitations; General
                                                                  Information--The Fund
Item 5.      Management of the Fund...........................  General Information--Trustees of the Fund; The
                                                                  Adviser; The Administrator; The Transfer Agent;
                                                                  Portfolio Transactions; Expense Summary
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information--Voting Rights; General
                                                                  Information--Shareholder Inquiries; General
                                                                  Information-- Dividends and Distributions;
                                                                  Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART B--CLOVER CAPITAL EQUITY VALUE FUND, CLOVER CAPITAL FIXED INCOME FUND AND CLOVER CAPITAL SMALL CAP VALUE
FUND

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................  The Fund
Item 13.     Investment Objectives and Policies...............  Investment Objective (Prospectus); Investment
                                                                  Policies (Prospectus); Investment Limitations
Item 14.     Management of the Registrant.....................  General Information--Trustees of the Fund
                                                                  (Prospectus); Trustees and Officers of the
                                                                  Fund; The Advisor; The Administrator
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Trustees and Officers of the Fund; 5%
                                                                  Shareholders

                                      (i)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 16.     Investment Advisory and Other Services...........  The Adviser (Prospectus and Statement of
                                                                  Additional Information); The Administrator
                                                                  (Prospectus and Statement of Additional
                                                                  Information); The Distributor (Prospectus and
                                                                  Statement of Additional Information); The
                                                                  Transfer Agent (Prospectus); General
                                                                  Information--Counsel and Independent Public
                                                                  Accountants (Prospectus); Experts; General
                                                                  Information--Custodian (Prospectus)
Item 17.     Brokerage Allocation.............................  Portfolio Transactions (Prospectus and Statement
                                                                  of Additional Information)
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Purchase and Redemption of Shares (Prospectus and
                                                                  Statement of Additional Information);
                                                                  Determination of Net Asset Value
Item 20.     Tax Status.......................................  Taxes (Prospectus); Taxes
Item 21.     Underwriters.....................................  The Distributor
Item 22.     Calculation of Performance Data..................  Computation of Yield and Total Return
Item 23.     Financial Statements.............................  Financial Information

PART A--WHITE OAK GROWTH STOCK FUND AND PIN OAK AGGRESSIVE STOCK FUND

Item 1.      Cover Page.......................................  Cover Page
Item 2.      Synopsis.........................................  Summary; Expense Summary
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Fund and the Portfolios; Investment
                                                                  Objectives and Policies; Risk Factors;
                                                                  Investment Limitations; General
                                                                  Information--The Fund
Item 5.      Management of the Fund...........................  General Information--Trustees of the Fund; The
                                                                  Adviser; The Administrator; The Transfer Agent;
                                                                  Portfolio Transactions; Expense Summary
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information--Voting Rights; General
                                                                  Information--Shareholder Inquiries; General
                                                                  Information-- Dividends and Distributions;
                                                                  Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

                                      (ii)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
PART B--WHITE OAK GROWTH STOCK FUND AND PIN OAK AGGRESSIVE STOCK FUND

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................  The Fund
Item 13.     Investment Objectives and Policies...............  Investment Objectives and Policies (Prospectus);
                                                                  Investment Limitations
Item 14.     Management of the Registrant.....................  General Information--Trustees of the Fund
                                                                  (Prospectus); Trustees and Officers of the
                                                                  Fund; The Adviser; The Administrator
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Trustees and Officers of the Fund; 5%
                                                                  Shareholders
Item 16.     Investment Advisory and Other Services...........  The Adviser (Prospectus and Statement of
                                                                  Additional Information); The Administrator
                                                                  (Prospectus and Statement of Additional
                                                                  Information); The Distributor (Prospectus and
                                                                  Statement of Additional Information); The
                                                                  Transfer Agent (Prospectus); General
                                                                  Information--Counsel and Independent Public
                                                                  Accountants (Prospectus); Experts; General
                                                                  Information--Custodian (Prospectus)
Item 17.     Brokerage Allocation.............................  Portfolio Transactions (Prospectus and Statement
                                                                  of Additional Information)
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Purchase and Redemption of Shares (Prospectus and
                                                                  Statement of Additional Information);
                                                                  Determination of Net Asset Value
Item 20.     Tax Status.......................................  Taxes (Prospectus); Taxes
Item 21.     Underwriters.....................................  The Distributor
Item 22.     Calculation of Performance Date..................  Computation of Yield and Total Return
Item 23.     Financial Statements.............................  Financial Information

PART A--HGK FIXED INCOME FUND

Item 1.      Cover Page.......................................  Cover Page
Item 2.      Synopsis.........................................  Summary; Expense Summary
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Fund and the Portfolio; Investment Objective
                                                                  and Policies; Investment Limitations; General
                                                                  Information--The Fund

                                     (iii)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 5.      Management of the Fund...........................  General Information--Trustees of the Fund; The
                                                                  Adviser; The Administrator; The Transfer Agent
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information--Voting Rights; General
                                                                  Information--Shareholder Inquiries; General
                                                                  Information-- Dividends and Distributions;
                                                                  Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................  The Adviser

PART B--HGK FIXED INCOME FUND

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................  The Fund
Item 13.     Investment Objectives and Policies...............  Investment Objective and Policies (Prospectus);
                                                                  Investment Limitations
Item 14.     Management of the Registrant.....................  General Information--Trustees of the Fund
                                                                  (Prospectus); Trustees and Officers of the
                                                                  Fund; The Adviser; The Administrator
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Trustees and Officers of the Fund
Item 16.     Investment Advisory and Other Services...........  The Adviser (Prospectus and Statement of
                                                                  Additional Information); The Administrator
                                                                  (Prospectus and Statement of Additional
                                                                  Information); The Distributor (Prospectus and
                                                                  Statement of Additional Information); The
                                                                  Transfer Agent (Prospectus); General
                                                                  Information--Counsel and Independent Public
                                                                  Accountants (Prospectus); General
                                                                  Information--Custodian (Prospectus)
Item 17.     Brokerage Allocation.............................  Portfolio Transactions
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Purchase and Redemption of Shares (Prospectus and
                                                                  Statement of Additional Information);
                                                                  Determination of Net Asset Value
Item 20.     Tax Status.......................................  Taxes (Prospectus); Taxes
Item 21.     Underwriters.....................................  The Distributor
Item 22.     Calculation of Performance Data..................  Computation of Yield and Total Return
Item 23.     Financial Statements.............................  Financial Information

                                      (iv)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
PART A--AIG MONEY MARKET FUND CLASS A SHARES

Item 1.      Cover Page.......................................  Cover Page
Item 2.      Synopsis.........................................  Summary; Expense Summary
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Fund and the Portfolio; Investment Objective
                                                                  and Policies; Investment Limitations; General
                                                                  Information--The Fund
Item 5.      Management of the Fund...........................  General Information--Trustees of the Fund; The
                                                                  Adviser; The Administrator; The Transfer Agent
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information--Voting Rights; General
                                                                  Information--Shareholder Inquiries; General
                                                                  Information-- Dividends and Distributions;
                                                                  Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART A--AIG MONEY MARKET FUND CLASS B SHARES

Item 1.      Cover Page.......................................  Cover Page
Item 2.      Synopsis.........................................  Summary; Expense Summary
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Fund and the Portfolio; Investment Objective
                                                                  and Policies; Investment Limitations; General
                                                                  Information--The Fund
Item 5.      Management of the Fund...........................  General Information--Trustees of the Fund; The
                                                                  Adviser; The Administrator; The Transfer Agent
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information--Voting Rights; General
                                                                  Information--Shareholder Inquiries; General
                                                                  Information-- Dividends and Distributions;
                                                                  Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART B--AIG MONEY MARKET FUND CLASS A AND CLASS B SHARES

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents

                                      (v)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 12.     General Information and History..................  The Fund
Item 13.     Investment Objectives and Policies...............  Investment Objective and Policies (Prospectus);
                                                                  Investment Limitations
Item 14.     Management of the Registrant.....................  General Information--Trustees of the Fund
                                                                  (Prospectus); Trustees and Officers of the
                                                                  Fund; The Adviser; The Administrator
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Trustees and Officers of the Fund
Item 16.     Investment Advisory and Other Services...........  The Adviser (Prospectus and Statement of
                                                                  Additional Information); The Administrator
                                                                  (Prospectus and Statement of Additional
                                                                  Information); The Distributor (Prospectus and
                                                                  Statement of Additional Information); The
                                                                  Transfer Agent (Prospectus); General
                                                                  Information--Counsel and Independent Public
                                                                  Accountants (Prospectus); General
                                                                  Information--Custodian (Prospectus)
Item 17.     Brokerage Allocation.............................  Portfolio Transactions
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Purchase and Redemption of Shares (Prospectus and
                                                                  Statement of Additional Information);
                                                                  Determination of Net Asset Value
Item 20.     Tax Status.......................................  Taxes (Prospectus); Taxes
Item 21.     Underwriters.....................................  The Distributor
Item 22.     Calculation of Performance Data..................  Computation of Yield and Total Return
Item 23.     Financial Statements.............................  Financial Information

PART A--FMC SELECT FUND

Item 1.      Cover Page.......................................  Cover Page
Item 2.      Synopsis.........................................  Summary; Expense Summary
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Fund and the Portfolio; Investment Objective
                                                                  and Policies; Investment Limitations; General
                                                                  Information--The Fund
Item 5.      Management of the Fund...........................  General Information--Trustees of the Fund; The
                                                                  Adviser; The Administrator; The Transfer Agent
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information--Voting Rights; General
                                                                  Information--Shareholder Inquiries; General
                                                                  Information-- Dividends and Distributions;
                                                                  Taxes

                                      (vi)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART B--FMC SELECT FUND

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................  The Fund
Item 13.     Investment Objectives and Policies...............  Investment Objective and Policies (Prospectus);
                                                                  Investment Limitations
Item 14.     Management of the Registrant.....................  General Information--Trustees of the Fund
                                                                  (Prospectus); Trustees and Officers of the
                                                                  Fund; The Adviser; The Administrator
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Trustees and Officers of the Fund
Item 16.     Investment Advisory and Other Services...........  The Adviser (Prospectus and Statement of
                                                                  Additional Information); The Administrator
                                                                  (Prospectus and Statement of Additional
                                                                  Information); The Distributor (Prospectus and
                                                                  Statement of Additional Information); The
                                                                  Transfer Agent (Prospectus); General
                                                                  Information--Counsel and Independent Public
                                                                  Accountants (Prospectus); General
                                                                  Information--Custodian (Prospectus)
Item 17.     Brokerage Allocation.............................  Portfolio Transactions
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Purchase and Redemption of Shares (Prospectus and
                                                                  Statement of Additional Information);
                                                                  Determination of Net Asset Value
Item 20.     Tax Status.......................................  Taxes (Prospectus); Taxes
Item 21.     Underwriters.....................................  The Distributor
Item 22.     Calculation of Performance Data..................  Computation of Total Return
Item 23.     Financial Statements.............................  Financial Information

PART A--CRA REALTY SHARES PORTFOLIO

Item 1.      Cover Page.......................................  Cover Page
Item 2.      Synopsis.........................................  Summary; Expense Summary
Item 3.      Condensed Financial Information..................  Fianancial Highlights
Item 4.      General Description of Registrant................  The Fund and the Portfolio; Investment Objective
                                                                  and Policies; Investment Limitations; General
                                                                  Information--The Fund

                                     (vii)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 5.      Management of the Fund...........................  General Information--Trustees of the Fund; The
                                                                  Adviser; The Administrator; The Transfer Agent
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information--Voting Rights; General
                                                                  Information--Shareholder Inquiries; General
                                                                  Information-- Dividends and Distributions;
                                                                  Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART B--CRA REALTY SHARES PORTFOLIO

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................  The Fund
Item 13.     Investment Objectives and Policies...............  Investment Objective and Policies (Prospectus);
                                                                  Investment Limitations
Item 14.     Management of the Registrant.....................  General Information--Trustees of the Fund
                                                                  (Prospectus); Trustees and Officers of the
                                                                  Fund; The Adviser; The Administrator
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Trustees and Officers of the Fund
Item 16.     Investment Advisory and Other Services...........  The Adviser (Prospectus and Statement of
                                                                  Additional Information); The Administrator
                                                                  (Prospectus and Statement of Additional
                                                                  Information); The Distributor (Prospectus and
                                                                  Statement of Additional Information); The
                                                                  Transfer Agent (Prospectus); General
                                                                  Information--Counsel and Independent Public
                                                                  Accountants (Prospectus); General
                                                                  Information--Custodian (Prospectus)
Item 17.     Brokerage Allocation.............................  Portfolio Transactions
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Purchase and Redemption of Shares (Prospectus and
                                                                  Statement of Additional Information);
                                                                  Determination of Net Asset Value
Item 20.     Tax Status.......................................  Taxes (Prospectus); Taxes
Item 21.     Underwriters.....................................  The Distributor
Item 22.     Calculation of Performance Data..................  Computation of Total Return

                                     (viii)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 23.     Financial Statements.............................  Financial Information

PART A--FAIRWAY EXTENDED LIQUITY PORTFOLIO, FAIRWAY SHORT DURATION PORTFOLIO AND FAIRWAY INTERMEDIATE DURATION
PORTFOLIO

Item 1.      Cover Page.......................................  Cover Page
Item 2.      Synopsis.........................................  Summary; Expense Summary
Item 3.      Condensed Financial Information..................                          *
Item 4.      General Description of Registrant................  The Trust and the Portfolio; Investment
                                                                  Objectives and Policies; Investment
                                                                  Limitations; General Information--The Fund;
Item 5.      Management of the Fund...........................  General Information--Trustees of the Fund; The
                                                                  Adviser; The Money Managers; The Administrator;
                                                                  The Transfer Agent
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information--Voting Rights; General
                                                                  Information--Shareholder Inquiries; General
                                                                  Information-- Dividends and Distributions;
                                                                  Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART B--FAIRWAY EXTENDED LIQUITY PORTFOLIO, FAIRWAY SHORT DURATION PORTFOLIO AND FAIRWAY INTERMEDIATE DURATION
PORTFOLIO

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................  The Fund
Item 13.     Investment Objectives and Policies...............  Investment Objectives and Policies (Prospectus);
                                                                  Investment Limitations
Item 14.     Management of the Registrant.....................  General Information--Trustees of the Fund
                                                                  (Prospectus); Trustees and Officers of the
                                                                  Fund; The Adviser; The Administrator
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Trustees and Officers of the Fund

                                      (ix)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 16.     Investment Advisory and Other Services...........  The Adviser (Prospectus and Statement of
                                                                  Additional Information); The Money Managers
                                                                  (Prospectus and Statement of Additional
                                                                  Information); The Administrator (Prospectus and
                                                                  Statement of Additional Information); The
                                                                  Distributor (Prospectus and Statement of
                                                                  Additional Information); The Transfer Agent
                                                                  (Prospectus); General Information--Counsel and
                                                                  Independent Public Accountants (Prospectus);
                                                                  General Information--Custodian (Prospectus)
Item 17.     Brokerage Allocation.............................  Portfolio Transactions
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Purchase and Redemption of Shares (Prospectus and
                                                                  Statement of Additional Information);
                                                                  Determination of Net Asset Value
Item 20.     Tax Status.......................................  Taxes (Prospectus); Taxes
Item 21.     Underwriters.....................................  The Distributor
Item 22.     Calculation of Performance Data..................  Computation of Total Return
Item 23.     Financial Statements.............................                          *

PART A--MDL BROAD MARKET FIXED INCOME PORTFOLIO AND MDL LARGE CAP GROWTH EQUITY PORTFOLIO

Item 1.      Cover Page.......................................  Cover Page
Item 2.      Synopsis.........................................  Summary; Expense Summary
Item 3.      Condensed Financial Information..................                          *
Item 4.      General Description of Registrant................  The Trust and the Portfolios; Investment
                                                                  Objectives and Policies; Investment
                                                                  Limitations; General Information--The Trust;
Item 5.      Management of the Fund...........................  General Information--Trustees of the Trust; The
                                                                  Adviser; The Administrator; The Transfer Agent
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information--Voting Rights; General
                                                                  Information--Shareholder Inquiries; General
                                                                  Information-- Dividends and Distributions;
                                                                  Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares

                                      (x)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 9.      Pending Legal Proceedings........................                          *

PART B--MDL BROAD MARKET FIXED INCOME PORTFOLIO AND MDL LARGE CAP GROWTH EQUITY PORTFOLIO

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................  The Trust
Item 13.     Investment Objectives and Policies...............  Investment Objectives and Policies (Prospectus);
                                                                  Investment Limitations
Item 14.     Management of the Registrant.....................  General Information--Trustees of the Trust
                                                                  (Prospectus); Trustees and Officers of the
                                                                  Trust; The Adviser; The Administrator
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Trustees and Officers of the Trust
Item 16.     Investment Advisory and Other Services...........  The Adviser (Prospectus and Statement of
                                                                  Additional Information); The Administrator
                                                                  (Prospectus and Statement of Additional
                                                                  Information); The Distributor (Prospectus and
                                                                  Statement of Additional Information); The
                                                                  Transfer Agent (Prospectus); General
                                                                  Information--Counsel and Independent Public
                                                                  Accountants (Prospectus); General
                                                                  Information--Custodian (Prospectus)
Item 17.     Brokerage Allocation.............................  Portfolio Transactions
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Purchase and Redemption of Shares (Prospectus and
                                                                  Statement of Additional Information);
                                                                  Determination of Net Asset Value
Item 20.     Tax Status.......................................  Taxes (Prospectus); Taxes
Item 21.     Underwriters.....................................  The Distributor
Item 22.     Calculation of Performance Data..................  Performance Information
Item 23.     Financial Statements.............................                          *

                                     PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

------------------------

 *  Not Applicable

** Information required under Item 5A is or will be (as applicable) contained in the Fund's Annual Reports to Shareholders.

                                      (xi)

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF ANY SUCH STATE.

                  PRELIMINARY PROSPECTUS DATED          ,
                             SUBJECT TO COMPLETION

                        THE ADVISORS' INNER CIRCLE FUND

                      Investment Adviser:
                      MDL CAPITAL MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND (the "Trust") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual funds (the "Portfolios"), each of which is a separate series of the Trust.

           - MDL BROAD MARKET FIXED INCOME PORTFOLIO
           - MDL LARGE CAP GROWTH EQUITY PORTFOLIO

This Prospectus sets forth concisely the information about the Trust and the Portfolios that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A
Statement of Additional Information dated          , 1997 has been filed with
the Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         , 1997

MDL-F-001-01

2

                                    SUMMARY

  THE FOLLOWING PROVIDES BASIC INFORMATION ABOUT THE MDL BROAD MARKET FIXED INCOME PORTFOLIO (THE "FIXED INCOME PORTFOLIO") AND THE MDL LARGE CAP GROWTH EQUITY PORTFOLIO (THE "EQUITY PORTFOLIO" AND TOGETHER WITH THE FIXED INCOME PORTFOLIO, THE "PORTFOLIOS"). THE PORTFOLIOS ARE TWO OF THE MUTUAL FUNDS COMPRISING THE ADVISORS' INNER CIRCLE FUND (THE "TRUST").

  WHAT ARE THE INVESTMENT OBJECTIVES? The Fixed Income Portfolio seeks total return consistent with the preservation of capital. The Equity Fund seeks long-term growth of capital with a secondary objective of income.

  WHAT ARE THE PERMITTED INVESTMENTS? The Fixed Income Fund seeks to achieve its objective by investing at least 80% of its net assets under normal conditions in investment grade fixed income securities. The Equity Portfolio seeks to achieve its objective by investing at least 80% of its net assets under normal conditions in common stocks. See "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors."

  WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIOS? The Portfolios invest in securities that fluctuate in value, and investors should expect the Portfolios' net asset value per share to fluctuate. Values of fixed income securities and, correspondingly, of mutual funds invested in such securities, such as the Fixed Income Portfolio, generally tend to vary inversely with interest rates and may be affected by other market and economic factors as well. The Equity Portfolio may purchase equity securities that are volatile and may fluctuate in value more than other types of investments. To the extent set forth under "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors" the Portfolios may engage in the following investment practices: the purchase of mortgage-related securities, the use of repurchase agreements and reverse repurchase agreements (reverse repurchase agreements are considered to be borrowings by the Portfolios), the purchase or sale of securities on a "when-issued" or "forward commitment" basis and the use of options and futures for hedging purposes. See "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors."

  WHO IS THE ADVISER? MDL Capital Management, Inc. (the "Adviser") serves as the investment adviser of the Portfolios. See "Expense Summary" and "The Adviser."

  WHO IS THE ADMINISTRATOR? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent of the Portfolios. See "The Administrator."

  WHO IS THE TRANSFER AGENT? DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."

  WHO IS THE DISTRIBUTOR?  SEI Investments Distribution Co. (the
  "Distributor") acts as the distributor of the Portfolios' shares. See "The Distributor."

  IS THERE A SALES LOAD? No, shares of the Portfolios are offered on a no-load basis.

  IS THERE A MINIMUM INVESTMENT? The minimum initial investment in each Portfolio is $500. Subsequent investments for each Portfolio must be at least $100. The Trust reserves the right to accept smaller purchases at its sole discretion.

3

  HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange is open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment with readily available funds prior to 4:00 p.m., Eastern time. To purchase shares by wire, you must first call 1-800-808-4921. Redemption orders placed with the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. Each Portfolio reserves the right, upon 30 days' written notice, to redeem an account if the net asset value of the shares in that account falls below $500. See "Purchase and Redemption of Shares."

  HOW ARE DISTRIBUTIONS PAID? The Portfolios distribute substantially all of their net investment income (exclusive of capital gains) in the form of dividends, which for the Fixed Income Fund are declared and paid monthly and for the Equity Fund are declared and paid quarterly. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "General Information--Dividends and Distributions."

4

                                EXPENSE SUMMARY

                                                         FIXED
                                                         INCOME        EQUITY
SHAREHOLDER TRANSACTION EXPENSES                       PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases..............     None          None
Maximum Sales Load Imposed on Reinvested Dividends...     None          None
Deferred Sales Charges...............................     None          None
Redemption Fees*.....................................     None          None
Exchange Fees........................................     None          None
Fixed Income.........................................     None          None
---------------------------------------------------------------------------------

                                                         FIXED
ANNUAL PORTFOLIO OPERATING EXPENSES                      INCOME        EQUITY
(AS A PERCENTAGE OF AVERAGE NET ASSETS)                PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------
Management Fees (after fee waivers)(1)...............      .00%          .31%
Other Expenses(2)....................................      .90%          .95%
---------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(1)(2)...       90%         1.26%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

(1) The Adviser has voluntarily agreed to waive all or a portion of its advisory fees for each Portfolio and to reimburse expenses of each Portfolio to seek to maintain Total Operating Expenses at not more than .90% and 1.26% of the Fixed Income and the Equity Portfolios, respectively. Absent any voluntary waivers, advisory fees for the Fixed Income and Equity Portfolios would be .45% and .74%, and Total Operating Expenses would be 1.35% and 1.69% of the respective Portfolio's average daily net assets.

(2) Other Expenses for the Portfolios are estimated for the current fiscal year.

 *  Shareholders are charged a fee, currently $10.00, for redemptions by wire.

-----------------------------------------------------------------------------------------------------------------------------
EXAMPLE                                                                                                 1 YR.       3 YRS.
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period:
Fixed Income Portfolio.............................................................................   $       9    $      13
Equity Portfolio...................................................................................   $      29    $      40
-----------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE PORTFOLIOS ARE NEW, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense summary and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Portfolios. Additional information may be found under "The Adviser" and "The Administrator."

5

THE TRUST AND THE PORTFOLIOS

The Advisors' Inner Circle Fund (the "Trust") offers shares in a number of mutual funds, each of which is a separate series ("portfolio") of the Trust. Each share of each portfolio represents an undivided, proportionate interest in that portfolio. This Prospectus offers shares of the Trust's MDL Broad Market Fixed Income Portfolio (the "Fixed Income Portfolio") and the MDL Large Cap Growth Equity Portfolio (the "Equity Portfolio" and together with the Fixed Income Portfolio, the "Portfolios"), each diversified investment portfolios. Information regarding the other portfolios in the Trust is contained in separate prospectuses that may be obtained by calling 1-800-932-7781.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Fixed Income Portfolio is to seek total return consistent with the preservation of capital. The investment objective of the Equity Portfolio is to seek long-term growth of capital with a secondary objective of income. There can be no assurance that a Portfolio will be able to achieve its investment objective.

MDL BROAD MARKET FIXED INCOME PORTFOLIO

Under normal conditions the Fixed Income Portfolio will invest at least 80% of its net assets in U.S. Treasury bills, notes and bonds and other securities issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"), and corporate fixed income securities rated A- or higher by Standard & Poor's Corporation ("S&P"), A1 or higher by Moody's Investors Services, Inc. ("Moody's") or of comparable quality as determined by the Adviser. The U.S. Government Securities in which the Portfolio may invest include mortgage-backed securities ("MBSs"), and mortgage-related securities such as pass-through securities and collateralized mortgage obligations. The Portfolio intends to invest less than 25% of its total assets in corporate fixed income securities and less than 30% of its total assets in MBSs. Additional securities in which the Portfolio may invest consist of: (i) short-term U.S. bank obligations; (ii) other investment companies; and
(iii) repurchase agreements with respect to any of the foregoing.

The Portfolio may purchase or sell securities on a when-issued or forward commitment basis and sell securities short "against the box." The Portfolio may engage in reverse repurchase agreements with banks and dealers up to 33 1/3% of its total assets at the time of borrowing.

For temporary defensive purposes when the Adviser determines that market conditions warrant, the Portfolio may also invest up to 100% of its assets in money market securities or hold cash. In order to remain fully invested and to reduce transaction costs, up to 15% of the Fixed Income Portfolio's total assets may be invested in futures contracts and options on futures contracts, including securities index futures contracts and options on securities index futures contracts.

The Adviser's fixed income decision making process begins with a "top down" analysis of the factors that drive interest rates: economic growth, inflation, the level of the dollar, monetary policy and fiscal policy. Based on this process, the Adviser develops several interest rate projections and determines an appropriate duration target and maturity structure. The Portfolio's duration will be between 3 1/2 and 6 1/2 years.

Securities rated A- by S&P or A1 by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. They have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MDL LARGE CAP GROWTH EQUITY PORTFOLIO

The Equity Portfolio intends to be as fully invested as practicable in common stocks and under normal circumstances will invest at least 80% of its net assets in common stocks, but may also invest in warrants, rights to purchase common stocks, debt securities convertible into common stocks, or preferred stocks. The Portfolio may invest in equity securities of foreign issuers traded in the United States through American Depositary Receipts. The Portfolio may also engage in repurchase agreements with respect to the foregoing. For temporary defensive purposes when the Adviser determines that market conditions warrant, the Portfolio may also invest up to 100% of its assets in

6

money market securities or hold cash. The Portfolio may engage in reverse repurchase agreements with banks and dealers up to 33 1/3% of its total assets at the time of borrowing. In order to remain fully invested and to reduce transaction costs, up to 15% of the Equity Portfolio's total assets may be invested in futures contracts and options on futures contracts, including securities index futures contracts and options on securities index futures contracts.

The Portfolio will invest primarily in the common stocks of established companies with equity-market capitalizations in excess of $3 billion. The Portfolio may also invest in common stocks of smaller companies with equity market capitalizations in excess of $500 million. The Adviser evaluates these companies through a multi-step screening process which begins with a universe of approximately 700 stocks, including those in the S&P 500 index. The Adviser seeks to purchase the equity securities of companies with 1) high absolute and relative earnings momentum, 2) positive earnings surprise, 3) positive price momentum and 4) low absolute and relative valuation. The Adviser then performs a fundamental analysis of the those companies that meet the foregoing criteria and selects from those companies approximately 100 securities across 12 identified economic sectors.

For a further discussion of the Portfolios' permitted investments, see "Description of Permitted Investments and Risk Factors" herein, as well as the "Description of Permitted Investments" in the Statement of Additional Information.

PORTFOLIO TURNOVER

The portfolio turnover rate for the Fixed Income and Equity Portfolios is not expected to exceed 50% and 80%, respectively.

INVESTMENT LIMITATIONS

The investment objective of each Portfolio and the investment limitations set forth below and in the Statement of Additional Information are fundamental policies of the Portfolios. Fundamental policies cannot be changed without the consent of the holders of a majority of the appropriate Portfolio's outstanding shares.

No Portfolio may:

  1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's total assets.

  2. Purchase any securities which would cause 25% or more of the total assets of a Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

The foregoing percentages will apply at the time of the purchase of a security.

Additionally, it is a non-fundamental policy of each Portfolio to limit borrowing, except to the extent that the Portfolio may engage in reverse repurchase agreements, to no more than 5% of its total assets.

THE ADVISER

MDL Capital Management, Inc. (the "Adviser" or "MDL") has been retained under an investment advisory agreement with the Trust (the "Advisory Agreement") to act as the investment adviser for the Portfolios. Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Portfolio and continuously reviews, supervises and administers each Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Adviser's principal business address is 730 Centre City Tower, 650 Smithfield Street, Pittsburgh,

7

PA 15222. As of December 31, 1996, the Adviser had approximately $270 million of assets under management for institutional clients such as Taft-Hartleys plans, Hospitals, Public sector funds, foundations, and ERISA Qualified plans. The Adviser has not previously served as an investment adviser to a registered investment company, and, as such, does not have extensive experience advising a highly regulated entity such as an investment company. This may present additional risks for the Portfolios.

Messrs. Mark D. Lay and Edward Adatepe have served as co-portfolio managers of both the Fixed Income and Equity Portfolios, since the respective Portfolios' commencement of operations. Mr. Lay has served as the Chairman and Chief Executive Officer of the Adviser since 1993. Prior thereto, Mr. Lay was an account executive at Dean Witter Reynolds, Inc. advising clients on market conditions worldwide. Mr. Lay is a graduate of Columbia University, where he majored in Economics. Mr. Adatepe has been the Chief Investment Officer of the Adviser since 1994. Prior thereto, Mr. Adatepe was the Managing Director of RRZ Investment Management, Inc., where he was responsible for managing both fixed income and equity portfolios for various public and private pension funds. Mr. Adatepe received a B.S. degree in Physics from Allegheny College and a M.S. degree in Industrial Administration (MBA) from Carnegie-Mellon University. Steven Sanders serves as the Adviser's President and economist. Prior thereto, Mr. Sanders served as Chief Executive Officer of Sanders Financial, a retail investment firm. Mr Sanders appears weekly as an investment specialist on the CNBC International Business Television Network.

Under the Advisory Agreement, the Adviser receives a monthly management fee computed separately for each Portfolio. Such fees are payable at an annual rate of .45% and .74% of the average daily net assets of the Fixed Income and Equity Portfolios, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fee for each Portfolio and to reimburse expenses of each Portfolio in order to limit total operating expenses of that Portfolio to an annual rate of not more than .90% and 1.26% of average daily net assets for the Fixed Income and Equity Portfolios, respectively. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waivers and reimbursements at any time. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Portfolios.

The following graph presents the composite compounded annual rates of total return attained by all of the accounts managed by MDL Capital Management, Inc. with investment objectives and policies substantially similar to those of each of the Fixed Income and Equity Portfolios, respectively, for the time periods indicated, compared to appropriate indices.

PAST FIXED INCOME PERFORMANCE OF MDL*
PERIODS ENDING DECEMBER 31, 1996

                                                                 SINCE INCEPTION
FIXED INCOME                                             1 YEAR    (12/31/92)
-------------------------------------------------------  ------  ---------------
MDL Fixed Income
Composite (Gross of Advisory Fees)(1)..................  2.22%       38.74%

MDL Fixed Income
Composite (Net of Advisory Fees)(2)....................  1.72%       36.16%

Lehman Government/
Corporate Bond Index...................................  2.90%       31.48%

                                                                 SINCE INCEPTION
EQUITY                                                   1 YEAR     (6/30/95)
-------------------------------------------------------  ------  ---------------
MDL Equity Composite (Gross of Advisory Fees)(1).......  23.33%      41.27%

MDL Equity Composite (Net of Advisory Fees)(2).........  22.46%      39.79%

S&P 500 Stock Index....................................  22.98%      40.73%

 * The performance results described above are unaudited results based on a composite of all discretionary fixed income and equity portfolios that were advised by MDL with investment objectives and policies substantially similar to those of the respective Portfolio through December 31, 1996. Mr. Lay managed the accounts of the Fixed Income accounts since their inception, Mr. Adatepe joined Mr. Lay as manager of the Fixed Income accounts in March, 1994. The Equity accounts were managed by Mr. Lay and Mr. Adatepe for all periods shown. All performance figures are time weighted total return calculations and are based on trade date accounting.

(1) The deduction of advisory fees is not reflected. Reinvestment of dividends is assumed.

8

(2) The results are net of a model advisory fee (equal to the highest advisory fee that MDL charged) and assume the reinvestment of dividends.

The Lehman Government/Corporate Bond Index is an unmanaged index of investment-grade U.S. Government and corporate debt securities. The S&P 500 is an unmanaged weighted index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market. The comparison of the Composites with these indices is meant to provide you with a general sense of how the Composites compared to standard benchmarks of the market. The indices are paper calculations and do not reflect any expenses that accompany a real investment such as sales charges, expenses for fund operation, management fees or portfolio transaction costs.

Registered investment companies managed by the Adviser, including the Portfolios, are subject to certain regulatory and tax restrictions on investment that are not applicable to the Adviser's private accounts. Additionally, the operating expenses of the Portfolios will be different from, and may be higher than, the operating expenses of the individual accounts. The performance of MDL is provided merely to indicate its proficiency in managing similar investment portfolios. Investors should note that past performance is no guarantee of future results.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator"), provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee from each Portfolio, which is calculated daily and paid monthly, at an annual rate of: .15% of average daily net assets on the first $50 million of the appropriate Portfolio's assets; .125% of average daily net assets on the next $50 million of the appropriate Portfolio's assets; and .10% of average daily net assets on all assets over $100 million. However, each Portfolio pays a minimum annual administration fee of $80,000 per portfolio and would be increased by $15,000 per additional class. The fee a Portfolio pays will decline to reflect the tiered structure described above at net asset levels of $54 million and above.

The Administrator also serves as shareholder servicing agent for the Portfolios.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, 2nd Floor, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania, 19456, a wholly-owned subsidiary of SEI Investments Company, serves as the Trust's distributor. No compensation is paid to the Distributor for distribution services for the shares of the Portfolios.

PURCHASE AND REDEMPTION OF SHARES

Investors may purchase and redeem shares of the Portfolios directly through the Transfer Agent, P.O. Box 419009, Kansas City, Missouri 64141-6009, by wire transfer. Purchases and redemptions of shares of the Portfolios may be made on a day on which the New York Stock Exchange is open for business (a "Business Day"). Shares of the Portfolios are offered only to residents of states in which such shares are eligible for purchase.

MINIMUM INVESTMENTS

The minimum initial investment in each Portfolio is $500. Subsequent investments for each Portfolio must be at least $100. Each Portfolio reserves the right to accept smaller purchases at its sole discretion. See "Minimum Account Sizes and Involuntary Redemptions of Shares."

PURCHASES BY WIRE TRANSFER

INITIAL PURCHASES: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, Portfolio's name, account number, taxpayer identification number or Social Security number and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to the Transfer Agent at: The

9

Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009.

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolios by requesting their bank to transmit funds by wire to: United Missouri Bank; ABA #10-10-00695 for Account Number 98-7052-396-5; Further Credit: MDL ________ Portfolio. The shareholder's name, the Portfolio's name and account number must be specified in the wire.

SUBSEQUENT PURCHASES: Additional investments may be made at any time through the wire procedures described above, which must include the shareholder's name, the Portfolio's name and account number. The investor's bank may impose a fee for investments by wire.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of a Portfolio is the daily net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Portfolios calculated to three decimal places. The Trust will not issue certificates representing shares of the Portfolios.

The Trust reserves the right to reject a purchase order when the Distributor or the Transfer Agent determines that it is not in the best interest of the Trust, a Portfolio and/or its shareholders to accept such offer.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares of a Portfolio is the net asset value per share of that Portfolio next determined after a valid redemption order, in good form, is received. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. A wire charge, currently $10.00, will be deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this charge. Shareholders cannot redeem shares of the Portfolios by Federal Reserve wire on federal holidays restricting wire transfers. The Trust does not charge for ACH wire transactions; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Shareholders are granted telephone redemption privileges automatically. Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions are genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTIONS OF SHARES

If the value of a Portfolio account falls below $500 because of shareholder redemption(s), the Trust will notify the shareholder, and if the account value remains below $500 for a continuous 60-day period, the shares in such account are subject to redemption by the Trust and, if redeemed, the daily net asset value of such shares will be promptly paid to the shareholder. The Trust, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

The Trust reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60 days' notice to shareholders.

10

NET ASSET VALUE

The net asset value per share of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily as of 4:00 p.m., Eastern time on any Business Day. The Portfolios will use a pricing service to provide market quotations. The pricing service may use a matrix system of valuation for fixed income securities which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security.

PERFORMANCE

From time to time, the Fixed Income Portfolio may advertise its yield and total return and the Equity Portfolio may advertise its total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Fixed Income Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of a Portfolio refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Portfolios commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Portfolios may periodically compare their performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Portfolios may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Portfolios may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolios may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolios may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Portfolios may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or their shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE PORTFOLIOS

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

11

TAX STATUS OF DISTRIBUTIONS

Each Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations; dividends of the Portfolios are not expected to qualify for this deduction. Any net capital gain will be distributed annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholder has held shares. The Portfolios will make annual reports to shareholders of the federal income tax status of all distributions.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Portfolios provided certain state-specific conditions are satisfied. The Portfolios will inform shareholders annually of the percentage of income and distributions, if any, derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolios is considered tax exempt in their particular state.

Dividends declared by the Portfolios in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolios and received by the shareholders on December 31 of that year, if paid by the Portfolios at any time during the following January.

Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of a Portfolio's shares is a taxable event to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust, an open-end management investment company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and are subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional portfolios.

Each Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. The Portfolios' expense ratios are disclosed under "Expense Summary."

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

Each shareholder of record is entitled to one vote or fraction thereof for each share or fractional share held. Each Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

12

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually for the Portfolios. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-932-7781.
Purchase and redemption transactions should be made through the Transfer Agent by calling 1-800-808-4921.

DIVIDENDS AND DISTRIBUTIONS

The Fixed Income Portfolio declares dividends of substantially all of its net investment income (exclusive of capital gains) monthly and pays such dividends on the first Business Day of each month. The Equity Portfolio declares dividends of substantially all of its net investment income (exclusive of capital gains) quarterly and pays such dividends on the first Business Day of each quarter. Shares purchased begin earning dividends on the Business Day following receipt of funds by the Transfer Agent. Normally, this will occur within two Business Days after an order is effective. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

Dividends and other distributions of the Portfolios are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Portfolios. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of some permitted investments for the Portfolios, and the associated risk factors:

AMERICAN DEPOSITARY RECEIPTS ("ADRS")-- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas, an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing

13

interest rates, the credit quality of the issuer and any call provisions.

CORPORATE BONDS--Debt instruments issued by a private corporation, as distinct from one issued by a governmental agency or municipality. Corporate bonds generally have the following features: (1) they are taxable; (2) they have a par value of $1,000; and (3) they have a term maturity. They are sometimes traded on major exchanges.

DURATION--Traditionally, a debt security's "term to maturity" has been used to represent the sensitivity of the debt security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some debt securities also have call provisions allowing the issuer to repay the instrument in full before the stated maturity date. Depending on the relative magnitude of these payments, the market values of debt securities respond differently to changes in the level and structure of interest rates.

Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates that was developed as a more precise alternative to the concept of "term to maturity." For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

In some situations even the standard duration calculation does not properly reflect the interest rate risk of a security. In these situations, the Adviser will use sophisticated analytical techniques, such as modeling monthly principal and interest payments based upon historical experience or comparing the mortgage rates underlying the security to prevailing market rates, to arrive at an "effective duration" that incorporates the economic life of a security into the determination of its interest rate risk.

EQUITY SECURITIES--Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities, such as warrants or convertible debt, exercisable for or convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Portfolios invests will cause the net asset value of the Portfolios to fluctuate. An investment in the Portfolios may therefore be more suitable for long-term investors.

FIXED INCOME SECURITIES--The market value of the fixed income investments in which the Portfolios invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Portfolio's net asset value.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Portfolios may use futures contracts and related options for BONA FIDE hedging purposes. The Portfolios will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

14

Stock index futures are futures contracts for various stock indices that are traded on registered securities exchanges. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to accurately predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Portfolio and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and futures options.

ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of seven days.

INVESTMENT COMPANY SECURITIES--Each Portfolio may invest up to 10% of its total assets in the securities of other open-end investment companies that invest in securities which that Portfolio may invest directly. A Portfolio's purchase of investment company securities will result in a layering of expenses.

MONEY MARKET INSTRUMENTS--Money market instruments include short-term U.S. Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO or determined by the Advisor to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities.

BANKERS' ACCEPTANCES: Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT: Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER: Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

TIME DEPOSITS: Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

OPTIONS--A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Portfolio may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Portfolios may purchase put and call options to protect against a decline in the market value of the

15

securities in its fund or to protect against an increase in the cost of securities that the Portfolios may seek to purchase in the future. When purchasing put and call options, the Portfolios pay a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Portfolio, loss of the premium paid may be offset by an increase in the value of the Portfolio's securities or by a decrease in the cost of acquisition of securities by the Portfolio.

The Portfolios may write covered call options as a means of providing limited protection against decreases in its market value. When a Portfolio sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Portfolio will realize as profit the premium received for such option. When a call option of which a Portfolio is the writer is exercised, the Portfolio will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. The Portfolios may purchase and write options only on an exchange.

RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to accurately predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. A Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. A Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements are agreements by which a Portfolio sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

SHORT SALES AGAINST-THE-BOX--The Portfolios may make short sales "against-the-box" for the purpose of deferring realization of gain or loss for federal income tax purposes and for the purpose of hedging against an anticipated decline in the value of the underlying securities. A short sale "against-the-box" is a short sale in which the Portfolio owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold short.

U.S. GOVERNMENT SECURITIES--U.S. Government Securities consist of bills, notes and bonds issued by the U.S. Treasury and obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association ("GNMA") securities), others are supported by the right of the issuer to borrow from the Treasury (e.g.,

16

Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association ("FNMA") securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolios' shares.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates. The Portfolios will not invest in any mortgage-backed securities (including ARMS, CMOs and SMBs, as defined below) other than those issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"): ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

CMOS: CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid. The Portfolios will not invest in CMO residual interests (i.e., claims on any excess cash flows remaining after payments due all other CMO classes and administrative expenses have been met).

RISK FACTORS: The market value of fixed income investments, including U.S. Government Securities, will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes in the value of the Portfolio's securities will not affect cash income derived from these securities but will affect the Portfolios's net asset value.

17

Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

VARIABLE AND FLOATING RATE INSTRUMENTS-- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolios will maintain with the Custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolios before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary......................................          2
Expense Summary..............................          4
The Trust and The Portfolios.................          5
Investment Objectives and Policies...........          5
Portfolio Turnover...........................          6
Investment Limitations.......................          6
The Adviser..................................          6
The Administrator............................          8
The Transfer Agent...........................          8
The Distributor..............................          8
Purchase and Redemption of Shares............          8
Performance..................................         10
Taxes........................................         10
General Information..........................         11
Description of Permitted Investments and Risk
  Factors....................................         12

Trust:
THE ADVISORS' INNER CIRCLE FUND

Portfolios:

MDL BROAD MARKET FIXED INCOME PORTFOLIO
MDL LARGE CAP GROWTH EQUITY PORTFOLIO

Adviser:

MDL CAPITAL MANAGEMENT, INC.

Distributor:

SEI INVESTMENTS DISTRIBUTION CO.

Administrator:

SEI FUND RESOURCES

Legal Counsel:

MORGAN, LEWIS & BOCKIUS LLP

Independent Public Accountants:

ARTHUR ANDERSEN LLP

             , 1997

                                     FUND:

                        THE ADVISORS' INNER CIRCLE FUND

                                  PORTFOLIOS:

                    MDL BROAD MARKET FIXED INCOME PORTFOLIO
                     MDL LARGE CAP GROWTH EQUITY PORTFOLIO

                              INVESTMENT ADVISER:

                          MDL CAPITAL MANAGEMENT, INC.

This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus and relates only to the MDL Broad Market Fixed Income Portfolio (the "Fixed Income Portfolio") and MDL Large Cap Growth Equity Portfolio (the "Equity Portfolio" and together with the Fixed Income Portfolio, the "Portfolios"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Portfolios and should be read in
conjunction with the Portfolios' Prospectus dated             , 1997. The
Prospectus for the Portfolios may be obtained by calling 1-800-932-7781.

TABLE OF CONTENTS

THE TRUST.............................................................................        S-2
DESCRIPTION OF PERMITTED INVESTMENTS..................................................        S-2
INVESTMENT LIMITATIONS................................................................        S-4
THE ADVISER...........................................................................        S-5
THE ADMINISTRATOR.....................................................................        S-5
THE DISTRIBUTOR.......................................................................        S-6
TRUSTEES AND OFFICERS OF THE TRUST....................................................        S-6
PERFORMANCE INFORMATION...............................................................        S-8
PURCHASE AND REDEMPTION OF SHARES.....................................................        S-9
DETERMINATION OF NET ASSET VALUE......................................................        S-9
TAXES.................................................................................        S-9
PORTFOLIO TRANSACTIONS................................................................       S-11
DESCRIPTION OF SHARES.................................................................       S-12
SHAREHOLDER LIABILITY.................................................................       S-12
LIMITATION OF TRUSTEES' LIABILITY.....................................................       S-12
EXPERTS...............................................................................       S-12

            , 1997
MDL-F-002-01

THE TRUST

This Statement of Additional Information relates only to the MDL Broad Market Fixed Income Portfolio (the "Fixed Income Portfolio") and MDL Large Cap Growth Equity Portfolio (the "Equity Portfolio" and together with the Fixed Income Portfolio, the "Portfolios"), each a diversified portfolio. Each Portfolio is a separate series of the Advisors' Inner Circle Fund (the "Trust"), an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolios.

DESCRIPTION OF PERMITTED INVESTMENTS

The following sets forth certain information as a supplement to the "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors" sections of the Prospectus.

AMERICAN DEPOSITARY RECEIPTS

The Equity Portfolio may invest in American Depositary Receipts. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

INVESTMENT COMPANY SHARES

The Fixed Income Portfolio may invest up to 10% of its total assets in shares of other investment companies that invest those securities in which the Portfolio may invest directly. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. The Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses. Under applicable regulations, the Portfolio is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio.

MORTGAGE-BACKED SECURITIES

The Fixed Income Portfolio may invest in other mortgage-backed securities, principally collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single-family detached properties).

Many CMOs are issued with a number of classes or series that have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves generally are not guaranteed.

REMICs, which were authorized under the Internal Revenue Code of 1986, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are a form of CMO, and issue multiple classes of securities.

REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements with primary securities dealers recognized by the Federal Reserve Bank of New York or with national member banks as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended. A repurchase agreement will have an agreed-upon price (including principal and interest) and an agreed-upon repurchase date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement; the Adviser monitors compliance with this requirement. Under all repurchase agreements entered into by a Portfolio, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Federal Bankruptcy Code provides protection for proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

WHEN-ISSUED SECURITIES

Each Portfolio may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Portfolios will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Portfolios, however, will not use such purchases for leveraging; instead, as disclosed in the Prospectus, a Portfolio will set aside assets to cover its commitments. If the value of these assets declines, the Portfolio will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

INVESTMENT LIMITATIONS
FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Portfolio that cannot be changed without the consent of the holders of a majority of that Portfolio's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

Each Portfolio may not:

1.  Acquire more than 10% of the voting securities of any one issuer.

2.  Invest in companies for the purpose of exercising control.

3. Issue any class of senior security or sell any senior security of which it is the issuer, except that the Portfolio may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio, and further provided that, to the extent that such borrowings exceed 5% of the Portfolio's total assets, all borrowings shall be repaid before the Portfolio makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Portfolio's total assets at the time the Portfolio makes such temporary borrowing. In addition, investment strategies that either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets will not be considered borrowings or senior securities. This investment limitation shall not preclude the Portfolio from issuing multiple classes of shares in reliance on SEC rules or orders.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Portfolio may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Portfolio may obtain short-term credits as necessary for the clearance of security transactions and sell securities short "against the box."

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Portfolio security.

8. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder.

NON-FUNDAMENTAL POLICIES

The following investment limitation of each Portfolio is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

1. A Portfolio may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Portfolio's net assets.

Except with respect to each Portfolio's policy concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

THE ADVISER

MDL Capital Management, Inc. (the "Adviser") and the Trust have entered into an
advisory agreement dated            , 1997 (the "Advisory Agreement"). The
Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Portfolio, by a majority of the outstanding shares of that Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For the fiscal year ended October 31, 1996, the Portfolios had not commenced operations and therefore did not pay advisory fees.

THE ADMINISTRATOR

The Administration Agreement provides that SEI Fund Resources (the "Administrator") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days' written notice, as of the end of the initial term or the end of any renewal term; (c) by either party of the Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days' prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or (e) as to a Portfolio or the Trust, effective upon the liquidation of the Portfolio or the Trust, as the case may be.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds, Santa Barbara Group of Mutual Funds, Inc.,

1784 Funds-Registered Trademark-, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust, and TIP Funds.

The Administrator will not be required to bear expenses of any Portfolio to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

For the fiscal year ended October 31, 1996, the Portfolios had not commenced operations and therefore did not pay administration fees.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for distribution of shares of the Portfolio.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

For the fiscal year ended October 31, 1996, the Portfolios had not commenced operations and therefore did not pay distribution fees.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, HighMark Funds, Marquis-Registered Trademark- Funds, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., 1784 Funds-Registered Trademark-, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co..

ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Marquis-Registered Trademark- Funds, The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, 1784 Funds-Registered Trademark-, Pillar Funds, Rembrandt Funds, and Stepstone Funds.

JOHN T. COONEY (DOB 01/20/27)--Trustee**--569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, Marquis-Registered Trademark- Funds, and The Advisors' Inner Circle Fund.

WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI. Trustee of The Arbor Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Insurance Investment Products Trust, The Advisors' Inner Circle Fund, and Marquis-Registered Trademark- Funds.

FRANK E. MORRIS (DOB 12/30/23)--Trustee**--105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis-Registered Trademark- Funds, The Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust and SEI Institutional Investments Trust.

ROBERT A. PATTERSON (DOB 11/05/27)--Trustee**--208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, Marquis-Registered Trademark- Funds, and The Advisors' Inner Circle Fund.

GENE PETERS (DOB 06/03/29)--Trustee**--943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, Marquis-Registered Trademark-Funds and The Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of The Arbor Fund, Marquis-Registered Trademark- Funds, The Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

DAVID G. LEE (DOB 04/16/52)--President and Chief Executive Officer--Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant Secretary--Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT (DOB 10/25/45)--Secretary--2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

KATHRYN L. STANTON (DOB 11/19/58)--Vice President and Assistant
Secretary--Deputy General Counsel of SEI, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JOSEPH P. LYDON (DOB 09/27/59)--Vice President and Assistant
Secretary--Director, Business Administration of Fund Resources, April 1995. Vice President, Fund Group, Dremen Value Management, LP, President Dremen Financial Services, Inc. prior to 1995.

MARK NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration of SEI Fund Resources since November 1996. Vice President of Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments, 1981 to September 1995.

TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT (DOB 06/18/56)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996). Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-1993); Assistant Vice President-Operations of Delaware Service Company, Inc. (1988-1992).

MARC H. CAHN (DOB 06/19/57)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

** Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1996.

COMPENSATION TABLE

                                                   AGGREGATE                                                  TOTAL COMPENSATION
                                               COMPENSATION FROM                                              FROM REGISTRANT AND
                                                REGISTRANT FOR          PENSION OR                           FUND COMPLEX* PAID TO
                                                THE FISCAL YEAR    RETIREMENT BENEFITS    ESTIMATED ANNUAL     TRUSTEES FOR THE
                                               ENDED OCTOBER 31,    ACCRUED AS PART OF     BENEFITS UPON       FISCAL YEAR ENDED
NAME OF PERSON, POSITION                             1996             TRUST EXPENSES         RETIREMENT        OCTOBER 31, 1996
---------------------------------------------  -----------------   --------------------   ----------------   ---------------------
                                                                                                             $9,859 for services
John T. Cooney, Trustee......................     $    9,859               N/A                   N/A         on 1 board
                                                                                                             $10,006 for services
Frank E. Morris, Trustee.....................     $   10,006               N/A                   N/A         on 1 board
                                                                                                             $10,006 for services
Robert Patterson, Trustee....................     $   10,006               N/A                   N/A         on 1 board
                                                                                                             $10,006 for services
Eugene B. Peters, Trustee....................     $   10,006               N/A                   N/A         on 1 board
                                                                                                             $10,006 for services
James M. Storey, Esq., Trustee...............     $   10,006               N/A                   N/A         on 1 board
                                                                                                             $0 for services on 1
William M. Doran, Esq., Trustee..............     $        0               N/A                   N/A         board
                                                                                                             $0 for services on 1
Robert A. Nesher, Chairman of the Board......     $        0               N/A                   N/A         board

------------------------

* For purposes of this table, the Fund Complex consists of only the Trust.

PERFORMANCE INFORMATION

From time to time, the Trust may advertise yield and total return of the Fixed Income Portfolio and the total return of the Equity Portfolio. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

The yield of the Fixed Income Portfolio refers to the annualized income generated by an investment in that Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a - b)/cd+1)(6) - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which that Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Distributor on a day on which both the New York Stock Exchange is open for business. Shares of the Portfolios are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has received exemptive relief from the Securities and Exchange Commission (the "SEC"), which permits the Trust to make in-kind redemptions to those shareholders that are affiliated with the Portfolios solely by their ownership of a certain percentage of the Portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Portfolios are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolios and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Portfolios expect to eliminate or reduce to a nominal amount the federal taxes to which they may be subject.

In order to qualify for treatment as a RIC under the Code, a Portfolio generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses.

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Portfolio intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for excise tax.

Any gain or loss recognized on a sale or redemption of shares of the Portfolios by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of a Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Portfolios will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Portfolios that such shareholder is not subject to backup withholding.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from that Portfolio generally would be eligible for the corporate dividend received deduction.

STATE TAXES

The Portfolios are not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Portfolio shareholders should consult with their tax advisers regarding the state and local tax consequences of investments in the Portfolios.

PORTFOLIO TRANSACTIONS

The Portfolios have no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Adviser is responsible for placing the orders to execute transactions for the Portfolios. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

The money market instruments in which the Portfolio invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolios will primarily consist of dealer spreads and underwriting commissions.

It is expected that the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolios for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolios' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Portfolios are required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act, which the Portfolios have acquired during its most recent fiscal year. For the fiscal year ended October 31, 1996, the Portfolios had not commenced operations.

The portfolio turnover rate for the Fixed Income and Equity Portfolios is estimated to be 50% and 80%, respectively.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

EXPERTS

Arthur Andersen LLP serves as independent public accountants to the Trust.

                           PART C: OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS:

    (a) Financial Statements

       Part--A Not Applicable

       Part--B Not Applicable

    (b) Additional Exhibits

(1)        Registrant's Agreement and Declaration of Trust dated June 29, 1993 is incorporated herein by reference to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on August 29, 1991.
(1)(a)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             December 2, 1996, is incorporated herein by reference to Post-Effective
             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 13, 1996.
(1)(b)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             February 18, 1997, is incorporated herein by reference to Post-Effective
             Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             February 27, 1997.
(2)        Registrant's By-Laws are incorporated herein by reference to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on August 29, 1991.
(2)(a)     Registrant's Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on December 12, 1996.
(3)        Not Applicable.
(4)        Not Applicable.
(5)(a)     Investment Advisory Agreement between Registrant and Clover Capital
             Management, Inc. with respect to Clover Capital Equity Value Fund and
             Clover Capital Fixed Income Fund dated November 14, 1991 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on October 28, 1991 is incorporated herein by reference to Post-Effective Amendment No. 24, filed on February 28, 1996.
(5)(b)     Investment Advisory Agreement between Registrant and Turner Investment
             Partners, Inc., complete with schedule with respect to Turner Growth
             Equity Fund and form of schedule with respect to Turner Fixed Income Fund,
             Turner Small Cap Fund and as revised with respect to Turner Growth Equity
             Fund dated February 21, 1992 as originally filed with Post-Effective
             Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             November 15, 1993 is incorporated herein by reference to Post-Effective
             Amendment No. 24 filed on February 28, 1996.

(5)(c)     Investment Advisory Agreement between Registrant and Oak Associates with respect to White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund
             dated July 20, 1992 as originally filed with Post-Effective Amendment No.
             3 to Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on May 22, 1992 is
             incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(5)(d)     Investment Advisory Agreement between Registrant and Aronson+Fogler with respect to A+F Large-Cap Fund dated October 15, 1993 as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on November 15, 1993 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(5)(e)     Investment Advisory Agreement between Registrant and HGK Asset Management,
             Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.
(5)(f)     Investment Advisory Agreement between Registrant and AIG Capital Management
             Corp. with respect to AIG Money Market Fund originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed February 27, 1997.
(5)(g)     Investment Advisory Agreement between Registrant and First Manhattan Co.
             with respect to FMC Select Fund dated May 3, 1995 as originally filed with
             Post-Effective Amendment No. 19 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on February 1, 1995 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(5)(h)     Investment Advisory Agreement between Registrant and CRA Real Estate
             Securities L.P. dated December 31, 1996 with respect to the CRA Realty
             Shares Portfolio is filed herewith.
(5)(i)     Form of Investment Advisory Agreement between Registrant and Trust for
             Community Banks, L.P. with respect to the Extended Liquidity Portfolio,
             Short Duration Portfolio and Intermediate Duration Portfolio is
             incorporated by reference to Post-Effective Amendment No. 27 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on December 13, 1996.
(5)(j)     Form of Investment Sub-Advisory Agreement between Trust for Community Banks,
             L.P. and Duff & Phelps Investment Management Co. with respect to the
             Extended Liquidity Portfolio and Short Duration Portfolio is incorporated by reference to Post-Effective Amendment No. 27 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484) filed with the
             Securities and Exchange Commission on December 13, 1996.
(5)(k)     Form of Investment Sub-Advisory Agreement between Trust for Community Banks,
             L.P. and State Street Research & Management Company with respect to the
             Short Duration Portfolio and Intermediate Duration Portfolio is
             incorporated by reference to Post-Effective Amendment No. 27 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on December 13, 1996.

(5)(l)     Form of Investment Sub-Advisory Agreement between Trust for Community Banks,
             L.P. and Weiss, Peck & Greer, L.L.C. with respect to the Extended
             Liquidity Portfolio, Pinnacle Short Duration Portfolio and Intermediate
             Duration Portfolio is incorporated by reference to Post-Effective
             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 13, 1996.
(5)(m)     Form of Investment Sub-Advisory Agreement between Trust for Community Banks,
             L.P. and Western Asset Management with respect to the Extended Liquidity
             Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate
             Duration Portfolio is incorporated by reference to Post-Effective
             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 13, 1996.
(5)(n)     Form of Investment Advisory Agreement between Registrant and MDL Capital
             Management, Inc. with respect to the MDL Broad Market Fixed Income
             Portfolio and the MDL Large Cap Growth Equity Portfolio is filed herewith.
(6)        Amended and Restated Distribution Agreement between Registrant and SEI
             Financial Services Company dated August 8, 1994 as originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(7)        Not Applicable.
(8)        Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement
             on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on October 28, 1991 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed on February 27, 1997.
(9)        Amended and Restated Administration Agreement between Registrant and SEI
             Financial Management Corporation, including schedules relating to Clover
             Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak
             Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth
             Fund, Roulston Growth and Income Fund, Roulston Government Securities
             Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund,
             Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan
             Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.
(9)(a)     Schedule dated November 11, 1996 to Administration Agreement dated November
             14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares
             Portfolio is filed herewith.
(9)(b)     Form of Shareholder Service Plan and Agreement for the Class A Shares of the
             CRA Realty Shares Portfolio is incorporated herein by reference to
             Post-Effective Amendment No. 26 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on October 15, 1996.

(9)(c)     Form of Schedule to Amended and Restated Administration Agreement adding the
             Extended Liquidity Portfolio, Short Duration Portfolio and Intermediate
             Duration Portfolio is incorporated by reference to Post-Effective
             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 13, 1996.
(9)(d)     Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and
             Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1997.
(9)(e)     Schedule to the Amended and Restated Administration Agreement dated February
             13, 1996 to the Administration Agreement November 14, 1991 as Amended and
             Restated May 17, 1994 with respect to the Clover Capital Equity Value
             Fund, Clover Capital Fixed Income Fund and Clover Capital Small Cap Value
             Fund is incorporated herein by reference to Post-Effective Amendment No.
             28 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on February
             27, 1997.
(9)(f)     Consent to Assignment and Assumption of Administration Agreement dated June
             1, 1996 is incorporated herein by reference to Post-Effective Amendment
             No. 28 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on February
             27, 1997.
(9)(g)     Form of Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth
             Equity Portfolio is filed herewith.
(10)       Opinion and Consent of Counsel is incorporated herein by reference to
             Pre-Effective Amendment No. 1 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on October 28, 1991.
(11)       Consent of Independent Public Accountants is filed herewith.
(12)       Not Applicable.
(13)       Not Applicable.
(14)       Not Applicable.
(15)       Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

(16)       Performance Quotation Computation is incorporated herein by reference to
             Post-Effective Amendment No. 13 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on February 25, 1994.
(17)       Not Applicable.
(18)       Rule 18f-3 Plan is incorporated herein to exhibit (15)(a) which is incorporated herein by reference to exhibit (15)(a) to Post-Effective
             Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on June
             1, 1995.
(24)       Powers of Attorney for David G. Lee, John T. Cooney, William M. Doran, Frank
             E. Morris, Robert A. Nesher, Gene Peters, Robert A. Patterson, James M.
             Storey and Jeffrey A. Cohen are incorporated herein by reference to
             Post-Effective Amendment No. 28 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on February 27, 1997.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectuses and the Statements of Additional Information regarding the control relationships of The Advisors' Inner Circle Fund (the "Fund"). SEI Financial Management Corporation a wholly-owned subsidiary of SEI Corporation ("SEI"), is the owner of all beneficial interest in SEI Fund Resources ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

Item 26.  NUMBER OF HOLDERS OF SECURITIES AS OF APRIL 30, 1997:

                                                                                      NUMBER OF
                                                                                       RECORD
TITLE OF CLASS                                                                         HOLDERS
----------------------------------------------------------------------------------  -------------
Units of beneficial interest, without par value--
Clover Capital Fixed Income Fund..................................................          301
Clover Capital Equity Value Fund..................................................         1802
Clover Capital Small Cap Value Fund...............................................          303
White Oak Growth Stock Fund.......................................................         4881
Pin Oak Aggressive Stock Fund.....................................................          891
HGK Fixed Income Fund.............................................................          140
AIG Money Market Fund Class A.....................................................          205
AIG Money Market Fund Class B.....................................................           81
FMC Select Fund...................................................................           14
CRA Realty Shares Portfolio.......................................................           44
Fairway Extended Liquidity Portfolio..............................................          N/A
Fairway Short Duration Portfolio..................................................          N/A
Fairway Intermediate Duration Portfolio...........................................          N/A
MDL Broad Market Fixed Income Portfolio...........................................          N/A
MDL Large Cap Growth Portfolio....................................................          N/A

Item 27.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

    CLOVER CAPITAL MANAGEMENT, INC.

    Clover Capital Management, Inc. is the investment adviser for the Clover Capital Equity Value, Clover Capital Fixed Income and Clover Capital Small Cap Value Funds. The principal address of Clover Capital Management, Inc. is 11 Tobey Village Office Park, Pittsford, NY 14534.

The list required by this Item 28 of general partners of Clover Capital Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Clover Capital Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-27041).

    OAK ASSOCIATES

    Oak Associates is the investment adviser for the White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund. The principal address of Oak Associates is 3875 Embassy Parkway, Suite 250, Akron, OH 44333.

    The list required by this Item 28 of general partners of Oak Associates, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Oak Associates under the Advisers Act of 1940 (SEC File No. 801-23632).

    HGK ASSET MANAGEMENT, INC.

    HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

    The list required by this Item 28 of general partners of HGK Asset Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by HGK Asset Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-19314).

    AIG CAPITAL MANAGEMENT CORP.

    AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

    The list required by this Item 28 of directors and officers of AIG Capital Management Corp., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such directors and officers during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by AIG Capital Management Corp. under the Advisers Act of 1940 (SEC File No. 801-47192).

    FIRST MANHATTAN CO.

    First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

    The list required by this Item 28 of general partners of First Manhattan Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by First Manhattan Co. under the Advisers Act of 1940 (SEC File No. 801-12411).

    CRA REAL ESTATE SECURITIES L.P.

    CRA Real Estate Securities L.P. is the investment adviser for the CRA Realty Shares Portfolio. The principal address of CRA Real Estate Securities L.P. is Suite 205, 259 Radnor-Chester Road, Radnor, PA 19087.

    The list required by this Item 28 of general partners of CRA Real Estate Securities L.P., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by CRA Real Estate Securities L.P. under the Advisers Act of 1940 (SEC File No. 801-49083).

    TRUST FOR COMMUNITY BANKS, L.P.

    Trust for Community Banks, L.P. is the investment adviser for the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Term Portfolio. The principal address of Trust for Community Banks, L.P. is 800 Laurel Oak Drive, Suite 200, Naples, FL 34108.

         NAME AND POSITION                                                            CONNECTION WITH
      WITH INVESTMENT ADVISOR                NAME OF OTHER COMPANY                     OTHER COMPANY
------------------------------------  ------------------------------------  ------------------------------------
L. Edward Baker, principal of         Summit Investment                     Majority
General Partner                       Advisors, Inc.                        Shareholder

James F. Nolan, principal of
General Partner

    MDL CAPITAL MANAGEMENT, INC.

    MDL Capital Management, Inc. is the investment adviser for the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio. The principal address of MDL Capital Management, Inc. is 650 Smithfield Street, Suite 730, Pittsburgh, PA 15222

    The list required by this Item 28 of general partners of MDL Capital Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of

Form ADV filed by MDL Capital Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-43419).

    DUFF & PHELPS INVESTMENT MANAGEMENT CO.

    Duff & Phelps Investment Management Co. is the investment sub-adviser for the Pinnacle Extended Liquidity Portfolio and Pinnacle Short Duration Portfolio. The principal address of Duff & Phelps Investment Management Co. is 55 East Monroe, Chicago, IL 60603.

    The list required by this Item 28 of general partners of Duff & Phelps Investment Management Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Duff & Phelps Investment Management Co. under the Advisers Act of 1940 (SEC File No. 801-14813).

    STATE STREET RESEARCH & MANAGEMENT COMPANY

    State Street Research & Management Company is the investment sub-adviser for the Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio. The principal address of State Street Research & Management Company is One Financial Center, Boston, MA 02111.

    The list required by this Item 28 of general partners of State Street Research & Management Company, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by State Street Research & Management Company under the Advisers Act of 1940 (SEC File No. 801-18538).

    WEISS, PECK & GREER, L.L.C.

    Weiss, Peck & Greer, L.L.C. is the investment sub-adviser for the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio. The principal address of Weiss, Peck & Greer, L.L.C. is One New York Plaza, New York, NY 10004.

    The list required by this Item 28 of general partners of Weiss, Peck & Greer, L.L.C., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Weiss, Peck & Greer under the Advisers Act of 1940 (SEC File No. 801-6604).

    WESTERN ASSET MANAGEMENT

    Western Asset Management is the investment sub-adviser for the Pinnacle Extended Liquidity Portfolio, Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio. The principal address of Western Asset Management is 117 E. Colorado Blvd., Pasadena, CA 91105.

    The list required by this Item 28 of general partners of Western Asset Management, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Western Asset Management under the Advisers Act of 1940 (SEC File No. 801-08162).

Item 29.  PRINCIPAL UNDERWRITERS:

    Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

Registrant's distributor, SEI Investments Distribution Co. ("SEI
  Investments"), acts as distributor for:

SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI International Trust                                   August 30, 1988
Stepstone Funds                                           January 30, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
CoreFunds, Inc.                                           October 30, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
1784 Funds-Registered Trademark-                          June 1, 1993
The PBHG Funds, Inc.                                      July 16,1993
Marquis Funds-Registered Trademark-                       August 17,1993
Morgan Grenfell Investment Trust                          January 3, 1994
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
CrestFunds, Inc.                                          March 1, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Monitor Funds                                             January 11, 1996
FMB Funds, Inc.                                           March 1, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997

    SEI Investments provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.

                                                  POSITION AND OFFICE                      POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                          WITH REGISTRANT
------------------------------  --------------------------------------------------------  ------------------------
Alfred P. West, Jr.             Director, Chairman & Chief Executive Officer                         --

Henry H. Greer                  Director, President & Chief Operating Officer                        --

Carmen V. Romeo                 Director, Executive Vice President & Treasurer                       --

Gilbert L. Beebower             Executive Vice President                                             --

Richard B. Lieb                 Executive Vice President, President-Investment Services              --
                                  Division

Leo J. Dolan, Jr.               Senior Vice President                                                --

Carl A. Guarino                 Senior Vice President                                                --

Jerome Hickey                   Senior Vice President                                                --

Larry Hutchison                 Senior Vice President                                                --

Steven Kramer                   Senior Vice President                                                --

David G. Lee                    Senior Vice President                                     President & Chief
                                                                                            Executive Officer

William Madden                  Senior Vice President                                                --

Jack May                        Senior Vice President                                                --

A. Keith McDowell               Senior Vice President                                                --

Dennis J. McGonigle             Senior Vice President                                                --

Hartland J. McKeown             Senior Vice President                                                --

Barbara J. Moore                Senior Vice President                                                --

James V. Morris                 Senior Vice President                                                --

Steven Onofrio                  Senior Vice President                                                --

Kevin P. Robins                 Senior Vice President, General Counsel & Secretary        Vice President,
                                                                                            Assistant Secretary

Robert Wagner                   Senior Vice President                                                --

Patrick K. Walsh                Senior Vice President                                                --

Kenneth Zimmer                  Senior Vice President                                                --

Robert Aller                    Vice President                                                       --

Marc H. Cahn                    Vice President & Assistant Secretary                      Vice President,
                                                                                            Assistant Secretary

Gordon W. Carpenter             Vice President                                                       --

Todd Cipperman                  Vice President & Assistant Secretary                      Vice President,
                                                                                            Assistant Secretary

Robert Crudup                   Vice President & Managing Director                                   --

Ed Daly                         Vice President                                                       --

Jeff Drennen                    Vice President                                                       --

Mick Duncan                     Vice President and Team Leader                                       --

Vic Galef                       Vice President & Managing Director                                   --

Kathy Heilig                    Vice President                                                       --

                                                  POSITION AND OFFICE                      POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                          WITH REGISTRANT
------------------------------  --------------------------------------------------------  ------------------------
Michael Kantor                  Vice President                                                       --

Samuel King                     Vice President                                                       --

Kim Kirk                        Vice President & Managing Director                                   --

Donald H. Korytowski            Vice President                                                       --

John Krzeminski                 Vice President & Managing Director                                   --

Robert S. Ludwig                Vice President and Team Leader                                       --

Vicki Malloy                    Vice President and Team Leader                                       --

Carolyn McLaurin                Vice President & Managing Director                                   --

W. Kelso Morrill                Vice President                                                       --

Barbara A. Nugent               Vice President & Assistant Secretary                      Vice President,
                                                                                            Assistant Secretary

Sandra K. Orlow                 Vice President & Assistant Secretary                      Vice President,
                                                                                            Assistant Secretary

Donald Pepin                    Vice President & Managing Director                                   --

Larry Pokora                    Vice President                                                       --

Kim Rainey                      Vice President                                                       --

Paul Sachs                      Vice President                                                       --

Mark Samuels                    Vice President & Managing Director                                   --

Steve Smith                     Vice President                                                       --

Daniel Spaventa                 Vice President                                                       --

Kathryn L. Stanton              Vice President & Assistant Secretary                      Vice President,
                                                                                            Assistant Secretary

Wayne M. Withrow                Vice President & Managing Director                                   --

William Zawaski                 Vice President                                                       --

James Dougherty                 Director of Brokerage Services                                       --

Item 30.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

           CoreStates Bank, N.A.
           Broad & Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

       (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D);
       (4); (5);

    (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Fund Resources
           Oaks, PA 19456

        (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
    the required books and records are maintained at the offices of the Registrant's Advisors:

           Clover Capital Management
           11 Tobey Village Office Park
           Pittsford, NY 14534

           Oak Associates
           3875 Embassy Parkway
           Suite 250
           Akron, OH 44333-8334

           HGK Asset Management, Inc.
           Newport Tower
           525 Washington Blvd.
           Jersey City, NJ 07310

           AIG Capital Management Corp.
           70 Pine Street
           20th Floor
           New York, NY 10270

           First Manhattan Co.
           437 Madison Avenue
           New York, NY 10022-7022

           CRA Real Estate Securities L.P.
           Suite 205
           259 Radnor-Chester Road
           Radnor, PA 19087

           Trust for Community Banks, L.P.
           800 Laurel Oak Drive, Suite 200
           Naples, FL 34108

           MDL Capital Management, Inc.
           650 Smithfield Street, Suite 730
           Pittsburgh, PA 15222

           Duff & Phelps Investment Management Co.
           55 East Monroe
           Chicago, IL 60603

           State Street Research & Management Company
           One Financial Center
           Boston, MA 02111

           Weiss, Peck & Greer, L.L.C.
           One New York Plaza
           New York, NY 10004

           Western Asset Management
           117 E. Colorado Blvd.
           Pasadena, CA 91105

Item 31.  MANAGEMENT SERVICES:

    None.

Item 32.  UNDERTAKINGS:

    Registrant hereby undertakes to file a post-effective amendment, using financial statements with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 29.

    Registrant hereby undertakes to file a post-effective amendment, using financial statements with respect to the Fairway Extended Liquidity Portfolio, Fairway Short Duration Portfolio and Fairway Intermediate Portfolio which need not be certified, within four to six months from the effective date of this Post-Effective Amendment No. 27.

    Registrant hereby undertakes to file a post-effective amendment, using financial statements with respect to the CRA Realty Shares Portfolio which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 26.

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Fund, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

    Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to assist in communications with other shareholders as required by the provisions of Section 16(c) of the Investment Company Act of 1940.

    Registrant hereby undertakes to furnish each prospective person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 29 to the Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 22nd day of May, 1997.

                                THE ADVISORS' INNER CIRCLE FUND

                                By:  /s/ David G. Lee
                                     -----------------------------------------
                                     David G. Lee
                                     President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

                     *
------------------------------  Trustee                        May 22, 1997
John Cooney

                     *
------------------------------  Trustee                        May 22, 1997
William M. Doran

                     *
------------------------------  Trustee                        May 22, 1997
Frank E. Morris

                     *
------------------------------  Trustee                        May 22, 1997
Robert A. Nesher

                     *
------------------------------  Trustee                        May 22, 1997
Robert A. Patterson

                     *
------------------------------  Trustee                        May 22, 1997
Eugene Peters

                     *
------------------------------  Trustee                        May 22, 1997
James M. Storey

/s/ David G. Lee
------------------------------  President & Chief              May 22, 1997
David G. Lee                      Executive Officer

/s/ Mark Nagle
------------------------------  Controller &                   May 22, 1997
Mark Nagle                        Chief Financial Officer

*By:  /s/ David G. Lee
      -------------------------
      David G. Lee
      Attorney-in-Fact

                                 EXHIBIT INDEX

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B1              Registrant's Agreement and Declaration of Trust dated June 29, 1993 is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No.
                        33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
EX-99.B1(a)           Registrant's Amendment to the Agreement and Declaration of Trust dated December 2,
                        1996 is incorporated herein by reference to Post-Effective Amendment No. 27 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
EX-99.B1(b)           Registrant's Amendment to the Agreement and Declaration of Trust dated February 18,
                        1997, is incorporated herein by reference to Post-Effective Amendment No. 28 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.B2              Registrant's By-Laws are incorporated herein by reference to Registrant's
                        Registration Statement on Form N-1A (File No. 33-42484), filed with the
                        Securities and Exchange Commission on August 29, 1991.
EX-99.B2(a)           Registrant's Amended and Restated By-Laws are incorporated herein by reference to
                        Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        December 12, 1996.
EX-99.B3              Not Applicable.
EX-99.B4              Not Applicable.
EX-99.B5(a)           Investment Advisory Agreement between Registrant and Clover Capital Management,
                        Inc. with respect to Clover Capital Equity Value Fund and Clover Capital Fixed
                        Income Fund dated November 14, 1991 as originally filed with Pre-Effective
                        Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No.
                        33-42484), filed with the Securities and Exchange Commission on October 28, 1991
                        is incorporated herein by reference to Post-Effective Amendment No. 24, filed on
                        February 28, 1996.
EX-99.B5(b)           Investment Advisory Agreement between Registrant and Turner Investment Partners,
                        Inc., complete with schedule with respect to Turner Growth Equity Fund and Form of schedule with respect to Turner Fixed Income Fund, Turner Small Cap Fund and
                        as revised with respect to Turner Growth Equity Fund dated February 21, 1992 as originally filed with Post-Effective Amendment No. 11 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-42484), filed with the
                        Securities and Exchange Commission on November 15, 1993 is incorporated by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B5(c)           Investment Advisory Agreement between Registrant and Oak Associates with respect to
                        White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund dated July 20, 1992 as originally filed with Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-42484), filed with the
                        Securities and Exchange Commission on May 22, 1992 is incorporated by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.B5(d)           Investment Advisory Agreement between Registrant and Aronson+Fogler with respect to
                        A+F Large-Cap Fund dated October 15, 1993 as originally filed with Post-Effective
                        Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No.
                        33-42484), filed with the Securities and Exchange Commission on November 15, 1993
                        is incorporated by reference to Post-Effective Amendment No. 24 filed on February
                        28, 1996.
EX-99.B5(e)           Investment Advisory Agreement between Registrant and HGK Asset Management, Inc.
                        with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.B5(f)           Investment Advisory Agreement between Registrant and AIG Capital Management Corp.
                        with respect to AIG Money Market Fund is incorporated by reference to
                        Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        September 19, 1994 is incorporated herein by reference to Post-Effective
                        Amendment No. 28 filed February 27, 1997.
EX-99.B5(g)           Investment Advisory Agreement Between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with
                        Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form
                        N-1A (File No.33-42484), filed with the Securities and Exchange Commission on
                        February 1, 1995 is incorporated by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.B5(h)           Investment Advisory Agreement between Registrant and CRA Real Estate Securities
                        L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is filed herewith.
EX-99.B5(i)           Form of Investment Advisory Agreement between Registrant and Trust for Community
                        Banks, L.P. with respect to the Extended Liquidity Portfolio, Short Duration
                        Portfolio and Intermediate Duration Portfolio is incorporated by reference to
                        Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        December 13, 1996.

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B5(j)           Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P.
                        and Duff & Phelps Investment Management Co. with respect to the Extended
                        Liquidity Portfolio and Short Duration Portfolio is incorporated by reference to
                        Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on
                        December 13, 1996.
EX-99.B5(k)           Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P.
                        and State Street Research & Management Company with respect to the Short Duration
                        Portfolio and Intermediate Duration Portfolio is incorporated by reference to
                        Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        December 13, 1996.
EX-99.B5(l)           Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P.
                        and Weiss, Peck & Greer, L.L.C. with respect to the Extended Liquidity Portfolio,
                        Pinnacle Short Duration Portfolio and Intermediate Duration Portfolio is
                        incorporated by reference to Post-Effective Amendment No. 27 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-42484), filed with the
                        Securities and Exchange Commission on December 13, 1996.
EX-99.B5(m)           Form of Investment Sub-Advisory Agreement between Trust for Community Banks, L.P.
                        and Western Asset Management with respect to the Extended Liquidity Portfolio,
                        Pinnacle Short Duration Portfolio and Pinnacle Intermediate Duration Portfolio is
                        incorporated by reference to Post-Effective Amendment No. 27 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-42484), filed with the
                        Securities and Exchange Commission on December 13, 1996.
EX-99.B5(n)           Form of Investment Advisory Agreement between Registrant and MDL Capital
                        Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is filed herewith.
EX-99.B6              Amended and Restated Distribution Agreement between Registrant and SEI Financial
                        Services Company dated August 8, 1994 as originally filed with Post-Effective
                        Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No.
                        33-42484), filed with the Securities and Exchange Commission on September 19,
                        1994 is incorporated by reference to Post-Effective Amendment No. 24 filed on
                        February 28, 1996.
EX-99.B7              Not Applicable.
EX-99.B8              Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-42484), filed with the Securities and
                        Exchange Commission on October 28, 1991 is incorporated herein by reference to
                        Post-Effective Amendment No. 28 filed on February 27, 1997.

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B9              Amended and Restated Administration Agreement between Registrant and SEI Financial
                        Management Corporation, including schedules relating to Clover Capital Equity
                        Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin
                        Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and
                        Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner
                        Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan
                        Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed
                        Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment
                        No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                        filed with the Securities and Exchange Commission on June 15, 1994 is
                        incorporated by reference to Post-Effective Amendment No. 24 filed on February
                        28, 1996.
EX-99.B9(a)           Schedule dated November 11, 1996 to Administration Agreement dated November 14,
                        1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is filed herewith.
EX-99.B9(b)           Form of Shareholder Service Plan and Agreement for the Class A Shares of the CRA
                        Realty Shares Portfolio is incorporated by reference to Post-Effective Amendment
                        No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                        filed with the Securities and Exchange Commission on October 15, 1996.
EX-99.B9(c)           Form of Schedule to Amended and Restated Administration Agreement adding the
                        Extended Liquidity Portfolio, Short Duration Portfolio and Intermediate Duration
                        Portfolio is incorporated by reference to Post-Effective Amendment No. 27 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
EX-99.B9(d)           Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the
                        Administration Agreement dated November 14, 1991 as Amended and Restated May 17,
                        1994 with respect to the FMC Select Fund is incorporated herein by reference to
                        Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        February 27, 1997.
EX-99.B9(e)           Schedule to the Amended and Restated Administration Agreement dated February 13,
                        1996 to the Administration Agreement November 14, 1991 as Amended and Restated
                        May 17, 1994 with respect to the Clover Capital Equity Value Fund, Clover Capital
                        Fixed Income Fund and Clover Capital Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-42484), filed with the Securities and
                        Exchange Commission on February 27, 1997.
EX-99.B9(f)           Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to Post-Effective Amendment No. 28 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B9(g)           Form of Schedule to the Amended and Restated Administration Agreement adding the
                        MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity
                        Portfolio is filed herewith.
EX-99.B10             Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective
                        Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No.
                        33-42484), filed with the Securities and Exchange Commission on October 28, 1991.
EX-99.B11             Consent of Independent Public Accountants is filed herewith.
EX-99.B12             Not Applicable.
EX-99.B13             Not Applicable.
EX-99.B14             Not Applicable.
EX-99.B15             Distribution Plan for The Advisors' Inner Circle Fund as originally filed with
                        Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        September 19, 1994 is incorporated by reference to Post-Effective Amendment No.
                        24 filed on February 28, 1996.
EX-99.B16             Performance Quotation Computation is incorporated herein by reference to
                        Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        February 25, 1994.
EX-99.B18             Rule 18f-3 Plan is incorporated herein to exhibit (15)(a) which is incorporated herein by reference to exhibit (15)(a) to Post-Effective Amendment No. 21 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 1, 1995.
EX-99.B24             Powers of Attorney for David G. Lee, John T. Cooney, William M. Doran, Frank E.
                        Morris, Robert A. Nesher, Gene Peters, Robert A. Patterson, James M. Storey and
                        Jeffrey A. Cohen are incorporated herein by reference to Post-Effective Amendment
                        No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                        filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.B27             Not Applicable.